Other Financial Data - Summary of Components of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Financial Data [Abstract]
Deferred project costs	$ 274	$ 228
Operating lease right of use asset	120	129
Commissions receivable	34	25
Other	44	26
Total	$ 472	$ 408